Corporate information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Corporate information
1.	Corporate information

(a)	Information

Mechel PAO (“Mechel”, formerly — Mechel OAO and Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, Igor Zyuzin, the ultimate controlling party. In accordance with the changes in the Civil Code of the Russian Federation Mechel has registered changes in its Charter on March 17, 2016 and changed its corporate name from Mechel OAO to Mechel PAO. The registered office is located at Krasnoarmeyskaya St. 1, Moscow, 125167, Russian Federation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired / date of incorporation (*)	Interest in voting stock held by the Group at December 31, 2017
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	January 1999	99.1%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	December 2001	94.2%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 2002	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 2002	94.8%
Urals Stampings Plant (USP)	Russia	Steel products	April 2003	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	October 2003	90.0%
Mechel Nemunas (MN)	Lithuania	Steel products	October 2003	100.0%
Mechel Energo	Russia	Power generation and sale	February 2004	100.0%
Port Posiet	Russia	Transshipment	February 2004	97.8%
Izhstal	Russia	Steel products	May 2004	90.0%
Port Kambarka	Russia	Transshipment	April 2005	90.4%
Mechel Service	Russia	Trading	May 2005	100.0%
Mechel Coke	Russia	Coke production	June 2006	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	October 2006	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 2007	98.3%
Kuzbass Power Sales Company (KPSC)	Russia	Electricity distribution	June 2007	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferrosilicon production	August 2007	100.0%
Yakutugol	Russia	Coal mining	October 2007	100.0%
Port Temryuk	Russia	Transshipment	March 2008	100.0%
Mechel Carbon AG	Switzerland	Trading	April 2008	100.0%
HBL Holding GmbH (HBL)	Germany	Trading	September 2008	100.0%
Mechel Service Stahlhandel Austria GmbH and its subsidiaries	Austria	Trading	September 2012	100.0%
Elgaugol	Russia	Coal mining	August 2013	51.0%**
Elga-road	Russia	Railroad transportation	January 2016	51.0%**

*	Date, when a control interest was acquired or a new company established.

**	In 2016, the Group sold 49% stakes in Elgaugol and Elga-road to Gazprombank. Simultaneously with this transaction, the Group granted to Gazprombank a put option to sell 49% stakes in these companies to the Group. The transaction in fact represents a financial liability, and these entities are consolidated based on 100% ownership (Notes 6 and 11.4).

(b)	Business

The Group operates in three business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke) and power (comprising electricity (generation and transportation) and heat power generation), and conducts operations in Russia, Kazakhstan and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated Group of steel, mining, ferroalloy and power companies. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. While the Group will utilize funds from operations, it expects to continue to rely on operating cash flow and long term debt to finance major investment projects, focus on restructuring of the loan portfolio and other financing sources for its capital needs. As discussed in Notes 4 and 5, management believes that the Group will secure adequate financing.